GENERAL INFORMATION AND BASIS OF PREPARATION - Narrative (Details) - € / shares		6 Months Ended
	Feb. 23, 2024	Jun. 27, 2025
Disclosure of changes in reporting period [Line Items]
Par value per share (in EUR per share)		€ 0.01
Number of days in selling week		5 days
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | COCA COLA BEVERAGES PHILIPPINES
Disclosure of changes in reporting period [Line Items]
Proportion of ownership interest in joint venture	100.00%
Ordinary shares
Disclosure of changes in reporting period [Line Items]
Par value per share (in EUR per share)		€ 0.01